2. Investment Securities (Details 1) (USD $)	Dec. 31, 2014
Available for sale Securities
Amortized Cost
Due in one year or less, Amortized Cost	$ 5,027,864
Due from one to five years, Amortized Cost	18,898,648
Agency MBS	9,031,661
Amortization Cost of Debt	32,958,173
Fair Value
Due in one year or less, fair value	5,034,248
Due from one to five years, fair value	18,873,839
Agency MBS	9,038,807
Fair value of debt	32,946,894
Held to maturity Securities
Amortized Cost
Due in one year or less, Amortized Cost	28,158,718
Due from one to five years, Amortized Cost	4,637,913
Due from five to ten years	2,305,353
Due after ten years, Amortized Cost	6,708,961
Amortization Cost of Debt	41,810,945
Fair Value
Due in one year or less, fair value	28,159,000
Due from one to five years, fair value	4,744,000
Due from five to ten years	2,411,000
Due after ten years, fair value	6,920,000
Fair value of debt	$ 42,234,000